Statutory Surplus Reserves - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 1,538,013		$ 514,297
Dividends payable, current	141,993		17,125
Restricted paid in capital, additional paid in capital and statutory surplus reserves	1,930,199	¥ 12,640	1,906,482	¥ 12,390
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	5,873,741		8,512,960
Preferred shareholders
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 23,107		$ 17,125